Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 950,979	$ 7,697,531
Restricted cash	511,293
Accounts receivable	4,963	55,867
Due from former parent	299,648	3,199
Inventory	412,754	229,871
Deferred offering costs	72,710	143,231
Prepaid expenses	302,694	324,083
Total current assets	2,555,041	8,453,782
Property and equipment, net	885,945	829,232
Restricted cash		3,000,000
Other assets	122,163	122,163
Total assets	3,563,149	12,405,177
Current liabilities:
Accounts payable	517,000	574,462
License fee payable to former parent		425,000
Deferred revenue	224,454	251,936
Convertible notes payable	150,000	150,000
Accrued expenses	582,522	798,434
Warrant liability	799,201	0
Current portion of long-term debt	1,919,675	1,707,899
Total current liabilities	4,192,852	3,907,731
Long-term debt, net of discount	1,817,526	4,095,028
Deferred rent	6,956	3,321
Total liabilities	6,017,334	8,006,080
Commitments and Contingencies (See note 6)
Stockholders' Equity (Deficit):
Preferred stock: $0.0001 par value, 10,000,000 shares authorized at December 31, 2016 and December 31, 2015; no shares issued and outstanding at December 31, 2016 and December 31, 2015.
Common stock: $0.0001 par value, 50,000,000 shares authorized at December 31, 2016 and December 31, 2015; 14,007,132 and 8,124,923 shares issued and outstanding at December 31, 2016 and December 31, 2015, respectively.	1,401	812
Additional paid-in capital	37,980,522	30,100,613
Accumulated deficit	(40,436,108)	(25,702,328)
Total stockholders' equity	(2,454,185)	4,399,097
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	$ 3,563,149	$ 12,405,177